Annual Fund Operating Expenses - AB Value Fund	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.99%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.75%
Advisor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.74%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.26%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.44%
Class K
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.14%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.71%